Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MSS SERIES TRUST
Entity Central Index Key	0001368578
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Institutional Share Class
Shareholder Report [Line Items]
Fund Name	TOWPATH FOCUS FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TOWFX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Towpath Focus Fund – Institutional Class - TOWFX (the “Fund”) for the period December 1, 2024 to May 31, 2025, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.oelschlagerinvestments.com. You can also request this information by contacting us at 1-877-593-8637.
Additional Information Phone Number	1-877-593-8637
Additional Information Website	www.oelschlagerinvestments.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Towpath Focus Fund	$48.00	0.94%

*Annualized

Expenses Paid, Amount	$ 48.00
Expense Ratio, Percent	0.94%
Net Assets	$ 52,900,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 157,557
Investment Company, Portfolio Turnover	4.30%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:
$52.9 MILLION

PORTFOLIO HOLDINGS:
35

PORTFOLIO TURNOVER:
4.30%

ADVISORY FEES PAID BY FUND:
$157,557

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)*

1.	Alphabet, Inc.	6.95%
2.	Bank of New York Mellon Corp.	5.78%
3.	McKesson Corporation	5.78%
4.	Shell PLC ADR	4.38%
5.	Cencora, Inc.	4.12%
6.	Novartis AG ADR	3.96%
7.	Bank of America Corp.	3.49%
8.	Prestige Consumer Healthcare, Inc.	3.22%
9.	Booking Holdings, Inc.	3.07%
10.	Tapestry, Inc.	2.85%
	Total % of Net Assets	43.60%

* Excludes short-term investments.

Updated Prospectus Phone Number	1-877-593-8637.
Updated Prospectus Email Address	www.oelschlagerinvestments.com
Institutional Share Class [Default Label]
Shareholder Report [Line Items]
Fund Name	TOWPATH TECHNOLOGY FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TOWTX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Towpath Technology Fund - Institutional Class - TOWTX (the “Fund”) for the period December 1, 2024 to May 31, 2025, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.oelschlagerinvestments.com. You can also request this information by contacting us at 1-877-593-8637.
Additional Information Phone Number	1-877-593-8637.
Additional Information Email	www.oelschlagerinvestments.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Towpath Technology Fund	$ 55.00	1.10%

*Annualized

Expenses Paid, Amount	$ 55.00
Expense Ratio, Percent	1.10%
Net Assets	$ 7,300,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ (5,769)
Investment Company, Portfolio Turnover	0.24%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:
$7.3 MILLION

PORTFOLIO HOLDINGS:
40

PORTFOLIO TURNOVER:
0.24%

ADVISOR REIMBURSED THE FUND:
$(5,769)

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)*

1.	Alphabet Inc. Class A	6.57%
2.	Meta Platforms, Inc. Class A	5.20%
3.	Check Point Software Technologies Ltd.	4.30%
4.	Apple, Inc.	3.80%
5.	KLA Corp.	3.71%
6.	Ituran Location & Control Ltd.	3.47%
7.	Cisco Systems, Inc.	2.92%
8.	PayPal Holdings, Inc.	2.82%
9.	DropBox, Inc. Class A	2.67%
10.	Progress Software Corp.	2.51%
	Total % of Net Assets	37.97%

* Excludes short-term investments.

Updated Prospectus Phone Number	1-877-593-8637
Updated Prospectus Email Address	www.oelschlagerinvestments.com